OTHER ASSETS	6 Months Ended
Jun. 30, 2025
Subclassifications of assets, liabilities and equities [abstract]
OTHER ASSETS	OTHER ASSETS

(US$ MILLIONS)	June 30, 2025	December 31, 2024
Current
Work in progress (1)	$41	$138
Prepayments and other assets	205	222
Assets held for sale	6	11
Total current	$252	$371
Non-current
Prepayments and other assets	$265	$256
Total non-current	$265	$256
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(1)See Note 13 for additional information.